10. Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [absract]
Consumables	R$ 14,274	R$ 14,848
Parts and maintenance materials	184,939	165,293
Total	R$ 199,213	R$ 180,141